Commitments and Contingencies - Schedule of Assets Pledged as Collateral (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Book value of jack-up rigs pledged as collateral	$ 3,036.5	$ 2,742.7